Commitments	6 Months Ended
Apr. 30, 2023
Commitments [Abstract]
Commitments
12.	Commitments

a.	On November 1, 2020 (as amended on May 12, 2021), the Company entered into an agreement to acquire the rights, title, and interest in certain patents and patent applications in exchange for entering into a consulting services agreement with the consultant. The consultant will become the Company’s scientific consultant and will be compensated with a monthly fee of $5,000 starting on February 1, 2021. The Company is to issue the consultant 16,000 common shares in equal instalments, at the end of each quarter, commencing with the ending of the first complete quarter after the date on which the Canadian Securities Exchange (“Listing Date”) has provided its final approval to the Company’s change of business, over a period of three years.

b.	Effective January 1, 2022, the Company entered into advisory agreements with an advisor of the Company, whereby the Company agreed to issue each consultant 667 RSU’s at the end of each month commencing January 1, 2022, for an initial term of 12 months.

c.

Effective January 1, 2022, the Company entered into advisory agreements with two advisors of the Company, whereby the Company agreed to issue each consultant 667 RSU’s at the end of each month commencing January 31, 2022, for an initial term of 24 months.

d.	On March 1, 2022, the Company entered into an advisory agreement with a consultant, whereby the Company agreed to pay the consultant ILS 20,000 ($5,600) and 667 RSU’s per month for a period of 12 months. The agreement has been extended for an additional year.

e.	On March 14, 2022, the Company entered an agreement with a consultant, whereby the Company agreed to issue the consultant RSU’s equivalent to $10,000 per month for a period of three months. The term is automatically renewed unless terminated by the Company with three days’ written notice within the initial term or thirty days in a subsequent term. From January 1, 2023, the agreement was amended to $5,000 per month. His agreement is still in effect.

f.	On May 23, 2022, the Company entered an agreement with a consultant, whereby the Company agreed to issue the consultant common shares equivalent to $10,000 per month for a period of three months. The term is automatically renewed unless terminated by the Company with three days’ written notice within the initial term or thirty days in a subsequent term.